Employee Benefit Plans (Detail Textuals)		1 Months Ended	12 Months Ended
		Aug. 29, 2017 Executiveofficer shares	Dec. 31, 2017 USD ($) Executiveofficer shares	Dec. 31, 2016 USD ($) Executiveofficer shares
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Description of defined contribution pension			Employees are eligible for participation in the 401(k) Plan after one year of service and attaining age 21. The 401(k) Plan allows employees to contribute 1% to 100% of their annual salary subject to statutory limitations. Matching contributions made by the Bank are 100% of the first 6% of compensation that an employee contributes to the 401(k) Plan.
Matching contributions made by the Bank				100.00%
Matching contributions made by employees			$ 225,000	$ 189,000
Discretionary contributions made			85,000	$ 77,000
ESOP borrowed to purchase shares			$ 700,000
Number of shares purchased | shares			69,972
Employee stock ownership plan debt structure description			The loan is being repaid in twenty equal annual installments through 2026. The loan bears interest at the prime rate.
Total shares released to participants | shares			3,808	3,808
Expense related to ESOP	[1]		$ 52,000	$ 44,000
Number of unearned ESOP shares			34,271
Aggregate market value of unearned ESOP shares.			$ 582,607
2017 Equity Incentive Plan | Restricted stock awards
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Number of shares authorized for award | shares		77,668
Award vesting period		5 years
Award vesting percentage per year		20.00%
2017 Equity Incentive Plan | Directors | Restricted stock awards
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Number of restricted stock awards granted | shares		21,380
Number of external directors | Executiveofficer		11
2017 Equity Incentive Plan | Executive officers | Restricted stock awards
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Number of restricted stock awards granted | shares		41,320
Supplemental executive retirement plan (SERP)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Number of executive under supplemental executive retirement plan (SERP) | Executiveofficer			2	2
Contribution recorded under supplemental executive retirement plan (SERP)			$ 797,000	$ 759,000
Total expense under the SERP			$ 38,000	$ 138,000

[1]	Restated